Commitments and Contingencies	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies
Commitments—The Account had $39.0 million and $45.0 million of outstanding immediately callable commitments to purchase additional interests in its limited partnership investments as of December 31, 2016 and 2015, respectively. The commitment at December 31, 2016 is related to the Taconic New York City GP Fund, LP, in which the Account has entered into an agreement to provide funding. As of December 31, 2016, $6.0 million of the commitment has been funded. Once the remaining commitment is funded, the Account anticipates holding a 60%-90% interest in the fund.
The Account has committed a total of $38.8 million and $46.1 million as of December 31, 2016 and 2015, respectively, to various tenants for tenant improvements and leasing inducements.
Contingencies—The Account is party to various claims and routine litigation arising in the ordinary course of business. Management of the Account does not believe the results of any such claims or litigation, individually, or in the aggregate, will have a material effect on the Account’s business, financial position, or results of operations.